Expense Example - Service - BlackRock Core Bond Portfolio - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,057